SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND WARRANT (Details 1) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Derivative liability	$ 485,521	$ 627,018	$ 361,152	$ 217,806	$ 148,628
Fair Value, Inputs, Level 2 [Member]
Debt Instrument [Line Items]
Derivative liability	485,521		361,152
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Derivative liability	485,521		361,152
Convertible Promissory Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Instrument [Line Items]
Derivative liability	$ 485,521		$ 361,152